Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Net Loss Per Share
Note 23:	Net Loss Per Share

a.	Details of the number of shares and loss used in the computation of loss per share:

Year ended December 31
2024		2023		2022
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

9,959,723	(30,224)	9,013,144	(6,716)	4,987,069	(19,599)

b.	Net loss per share:

	Year ended December 31
	2024	2023	2022

Basic and diluted loss per share:	(3.03)	(0.75)	(3.93)

In 2024, 2,523,268 warrants, 1,136,249 options and 48,937 RSU’s were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.

In 2023, 2,614,297 warrants, 957,487 options and 32,714 RSU’s were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.

In 2022, 2,614,297 warrants, 764,767 options and 42,013 RSU’s were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive. In addition, the impact of 1,407,583 pre-funded warrants which were exercised in December 2022, have not taken in the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive as well.